Stock-Based Compensation (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Oct. 14, 2014	Sep. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost charged against income	$ 696,000	$ 334,000
Options granted (in shares)	3,500	332,250
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	0	126,800
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	2.04%	1.88%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	7 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	19.24%	19.03%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	1.17%	1.39%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 2.94	$ 2.28
Options exercised during period (in shares)	15,308	4,472
Options exercised, intrinsic value	$ 113,000	$ 21,000
Cash received	103,000	28,000
Tax benefits related to the exercise of options	36,000	$ 10,000
Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares to employees and directors			14,471	417,543
Equity Incentive Plan [Member] | Unearned ESOP Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares to employees and directors		298,245
Unrecognized compensation cost related to nonvested stock options granted under the Plan	$ 647,000
Equity Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares to employees and directors		119,298
Option awards, vesting periods	5 years
Option awards, annual percentage, vesting	20.00%
Unrecognized compensation cost related to nonvested stock options granted under the Plan	$ 1,200,000
Intrinsic value of nonvested shares	$ 578,000
2014 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares to employees and directors			473,845
Option awards, vesting periods	5 years
Option awards, annual percentage, vesting	20.00%
2014 Equity Incentive Plan [Member] | Unearned ESOP Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares to employees and directors	352,544
Option awards, vesting periods	5 years
Option awards, contractual terms	10 years
Option awards, annual percentage, vesting	20.00%
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	3 years 6 months
Available shares for future grants	22,132
2014 Equity Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares to employees and directors	135,772
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	3 years 6 months
Available shares for future grants	9,870